Acquisitions - Additional Information (Details) $ in Thousands					3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) EARNOUTPAYMENT	Aug. 24, 2021 USD ($) shares	Feb. 29, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 12,666	$ 0			$ 12,666	$ 4,162
Share-based compensation arrangement by share-based payment award, options, grants in period, gross | shares						0
Share-based payment arrangement, expense						$ 8,131	1,759
Shares converted into common stock upon business combination | shares			4,865,000
Zenith
Business Acquisition [Line Items]
Cash consideration				$ 6,909
Promissory note consideration				974
Stock consideration				813
Settlement of preexisting relationships				1,158
Business combination, consideration transferred				9,854
Goodwill				$ 4,162
Share-based compensation arrangement by share-based payment award, options, grants in period, gross | shares			844	844
Share-based compensation arrangement by share-based payment award, award vesting period				3 years
Business combination, liabilities arising from contingencies, amount recognized				$ 3,353
Share-based payment arrangement, expense						502	707
Shares converted into common stock upon business combination | shares			4,123
Business combination, acquisition related costs					$ 21	0
Business acquisition, pro forma revenue						2,565	2,259
Business acquisition, pro forma net income (loss)						819	$ 420
Accounts receivable				$ 518
iQuue
Business Acquisition [Line Items]
Cash consideration		6,192
Business combination, consideration transferred		12,951
Goodwill		8,504				8,504
Business combination, acquisition related costs						314
Cash and restricted cash consideration		7,213
Estimated fair market value of contingent consideration		$ 5,230
Number of earnout payments | EARNOUTPAYMENT		3
Networking capital adjustment		$ 508
Cash placed in escrow accounts		1,021
Maximum value of earnout payments		$ 6,375
Period over which amount of consideration payable to former shareholders		3 years
Post-combination expense, service period		3 years
Cash deposited in escrow		$ 742				742
Accounts receivable		721				721
Gross amount due under contracts for accounts receivable expected to be collected		721				721
Intangible assets		3,590				3,590
iQuue | Maximum
Business Acquisition [Line Items]
Amount agreed to pay to former shareholders		$ 742				$ 742
iQuue | Forecast
Business Acquisition [Line Items]
Networking capital adjustment	$ 508